RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
28.	RELATED PARTY TRANSACTIONS

The Group has related party relationships with its subsidiaries, and with its directors and executive officers.

Leasing arrangements with related parties

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr O’Caoimh and Dr Walsh, directors of Trinity Biotech, and directly with Mr O’Caoimh, to provide for current and potential future needs to extend its premises at IDA Business Park, Bray, Co. Wicklow, Ireland.

The Group has entered into an agreement for a 25-year lease with JRJ for offices that adjacent to its then premises at IDA Business Park, Bray, Co. Wicklow, Ireland. The annual rent of €381,000 (US$427,000) is payable from January 1, 2004. Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

The Group has also entered into lease agreements with Ronan O’Caoimh for a 43,860 square foot manufacturing facility in Bray, Ireland and an adjacent warehouse of 16,000 square feet. The annual rent for the manufacturing facility is €787,000 (US$883,000) and the annual rent for the warehouse is €144,000 (US$162,000). These two leases expire in 2028 and 2026 respectively. At the time, independent valuers advised the Group that the rent in respect of each of the leases represents a fair market rent. Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

Trinity Biotech and its directors (excepting Mr O’Caoimh and Dr Walsh who express no opinion on this point) believe at the time that the arrangements entered into represent a fair and reasonable basis on which the Group can meet its ongoing requirements for premises.

Compensation of key management personnel of the Group

At December 31, 2019, 2018 and 2017 the key management personnel of the Group were made up of three key personnel: the two executive directors; Mr Ronan O’Caoimh and Dr Jim Walsh and Mr Kevin Tansley, our Chief Financial Officer/Executive Director. Kevin Tansley was appointed to the board in September 2016 as an Executive Director.

Compensation for the year ended December 31, 2019 of these personnel is detailed below:

	December 31, 2019	December 31, 2018
	US$’000	US$’000
Short-term employee benefits	800	863
Performance related bonus	213	210
Post-employment benefits	42	44
Share-based compensation benefits	542	1,041

	1,597	2,158

The amounts disclosed in respect of directors’ emoluments in Note 11 includes non-executive directors’ fees of US$225,000 (2018: US$188,000) and share-based compensation benefits of US$82,000 (2018: US$313,000). Total directors’ remuneration is also included in “personnel expenses” (Note 3) and “loss before tax” (Note 11). In 2019, share-based compensation benefits included in Note 11 exclude capitalised amounts of US$35,000 (2018: US$149,000).

On March 30, 2011, the service agreement with Ronan O’Caoimh as Chief Executive Officer was terminated and replaced by an agreement with Darnick Company, a company wholly-owned by members of Mr O’Caoimh’s immediate family. Directors’ compensation includes payments made to Darnick Company. This arrangement ceased with effect from December, 31, 2018 with Ronan O’Caoimh returning as an employee of the company.

Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2019	9,139,706	8,655,004
Shares of retired director	(30,000)	—
Options of retired director	—	(215,000)
Shares purchased during the year	—	—
Shares sold during the year	(32,000)	—
Granted	—	4,060,000
Expired / forfeited	—	(2,086,000)

At December 31, 2019	9,077,706	10,414,004

	‘A’ Ordinary Shares	Share options
At January 1, 2018	5,719,706	8,770,004
Shares purchased during the year	3,420,000	—
Expired	—	(115,000)

At December 31, 2018	9,139,706	8,655,004

Rayville Limited, an Irish registered company, which is wholly owned by the three executive directors and certain other executives of the Group, owns all of the ‘B’ non-voting Ordinary Shares in Trinity Research Limited, one of the Group’s subsidiaries. The ‘B’ shares do not entitle the holders thereof to receive any assets of the company on a winding up. All of the ‘A’ voting ordinary shares in Trinity Research Limited are held by the Group. Trinity Research Limited may, from time to time, declare dividends to Rayville Limited and Rayville Limited may declare dividends to its shareholders out of those amounts.

Any such dividends paid by Trinity Research Limited are ordinarily treated as a compensation expense by the Group in the consolidated financial statements prepared in accordance with IFRS, notwithstanding their legal form of dividends to minority interests, as this best represents the substance of the transactions.

The last dividend paid by Trinity Research Limited to Rayville Limited was in June 2009 for US$2,830,000.  At the time this amount was immediately lent back by Rayville Limited to Trinity Research Limited.  Since then US$1,788,000 of these loans have been repaid and recognised as a compensation expense by the Group. As of December 31, 2018 and December 31, 2019, the remaining amount of the loan was US$1,042,000. As this remaining amount of the original dividend is matched by a loan from Rayville Limited to Trinity Research Limited which is repayable solely at the discretion of the Remuneration Committee of the Board and is unsecured and interest free, the Group netted the dividend paid to Rayville Limited against the corresponding loan from Rayville Limited in the 2018 and 2019 consolidated financial statements. During 2019, Trinity Research Limited repaid loans to Rayville Limited of US$159,000 in order to meet its obligations under a tax settlement arising from a tax audit.

As described in Note 6, a settlement was reached with the tax authority in one of the jurisdictions in which the company operates which included the payment of US$3,863,000 in relation to payments made by Trinity Research Limited to Rayville Limited and US$1,231,000 in relation to payments for CEO services made to Darnick Company.  Darnick Company agreed to contribute US$1,231,000 to the above settlement and this amount was outstanding at December 31, 2019 and was treated as a contingent asset and not recognised in the consolidated statement of financial position at year-end (refer to Note 27).